Schedule of Deferred Sales Inducement Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Deferred Sales Inducements
Balance, beginning of year	$ 1,717	$ 2,019	$ 2,024
Sales inducements deferred	381	409	526
Amortization charged to income	(604)	(465)	(316)
Effect of unrealized gains and losses	243	(246)	(215)
Balance, end of year	$ 1,737	$ 1,717	$ 2,019